Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 13, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies (Textual)
Percentage which equals original issue discount to simple interest			10.00%		10.00%
Warrants, exercise price	$ 0.30					$ 0.70
Allowance for doubtful accounts		$ 0	$ 0		$ 0	$ 0
Asset retirement obligations		34,157	34,157		34,000
Convertible debt face amount					216,000	252,000
Convertible debt conversion price	$ 0.30				$ 0.70	$ 0.70
Stock option exercise price						$ 0.50
Impairment of oil and gas assets					753,865	1,059,297
Loss on abandonment of oil and gas assets		318,800	318,800			455,815
Impairment charges			0	0
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of support facilities and equipment			7 years		7 years
Percentage which equals original issue discount to simple interest			10.00%		10.00%
Warrants, exercise price					$ 0.15
Stock option exercise price					$ 0.08
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life of support facilities and equipment			10 years		10 years
Percentage which equals original issue discount to simple interest			20.00%		20.00%
Warrants, exercise price					$ 0.85
Stock option exercise price					$ 0.50
Convertible Debt [Member]
Summary of Significant Accounting Policies (Textual)
Convertible debt face amount		120,000	120,000	216,000
Convertible debt conversion price		$ 0.70	$ 0.70	$ 0.70
Employee Stock Option [Member]
Summary of Significant Accounting Policies (Textual)
Warrants, exercise price				$ 0.50
Employee Stock Option [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Stock option exercise price			$ 0.08
Employee Stock Option [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Stock option exercise price			$ 0.50
Convertible debt - face amount of $13,020,510, conversion price of $0.30 [Member]
Summary of Significant Accounting Policies (Textual)
Convertible debt face amount		$ 13,020,510	$ 13,020,510
Convertible debt conversion price		$ 0.30	$ 0.30
Common stock warrants, exercise price of $0.70 - $1.65 | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Warrants, exercise price			$ 0.15	$ 0.70
Common stock warrants, exercise price of $0.70 - $1.65 | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Warrants, exercise price			$ 0.85	$ 1.65